NON-CONTROLLING INTERESTS - Schedule of Preferred Equity (Details) shares in Thousands, $ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 CAD ($) shares	Dec. 31, 2024 USD ($)
Disclosure of preference shares [Line Items]
Distributions or dividends declared	$ (851)	$ (536)	$ (1,383)	$ (940)
Preferred equity
Disclosure of preference shares [Line Items]
Number of shares outstanding (in shares) | shares	31,030		31,030		31,030
Distributions or dividends declared			$ 14	13
Non-controlling interests	$ 568		$ 568			$ 537
Series 1 (C$209)
Disclosure of preference shares [Line Items]
Notional amount					$ 209
Number of shares outstanding (in shares) | shares	8,370		8,370		8,370
Cumulative distribution rate (%)			5.20%
Earliest permitted redemption date			April 2025
Distributions or dividends declared			$ 4	2
Non-controlling interests	$ 153		$ 153			119
Series 2 (C$113)
Disclosure of preference shares [Line Items]
Notional amount					$ 40
Number of shares outstanding (in shares) | shares	1,590		1,590		1,590
Cumulative distribution rate (%)			5.27%
Earliest permitted redemption date			April 2025
Distributions or dividends declared			$ 1	2
Non-controlling interests	$ 30		$ 30			54
Series 3 (C$249)
Disclosure of preference shares [Line Items]
Notional amount					$ 249
Number of shares outstanding (in shares) | shares	9,960		9,960		9,960
Cumulative distribution rate (%)			6.52%
Earliest permitted redemption date			July 2024
Distributions or dividends declared			$ 4	4
Non-controlling interests	$ 182		$ 182			172
Series 5 (C$103)
Disclosure of preference shares [Line Items]
Notional amount					$ 103
Number of shares outstanding (in shares) | shares	4,110		4,110		4,110
Cumulative distribution rate (%)			5.00%
Earliest permitted redemption date			April 2018
Distributions or dividends declared			$ 2	2
Non-controlling interests	$ 75		$ 75			71
Series 6 (C$175)
Disclosure of preference shares [Line Items]
Notional amount					$ 175
Number of shares outstanding (in shares) | shares	7,000		7,000		7,000
Cumulative distribution rate (%)			5.00%
Earliest permitted redemption date			July 2018
Distributions or dividends declared			$ 3	$ 3
Non-controlling interests	$ 128		$ 128			$ 121